Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest income:
Loans receivable	$ 19,389	$ 18,987	$ 21,887
Securities available for sale:
Mortgage-backed and related	116	164	300
Other marketable	1,881	1,269	614
Cash equivalents	63	189	129
Other	4	4	53
Total interest income	21,453	20,613	22,983
Interest expense:
Deposits	934	1,211	1,804
Federal Home Loan Bank advances and other borrowings	573	0	1,485
Total interest expense	1,507	1,211	3,289
Net interest income	19,946	19,402	19,694
Provision for loan losses	(164)	(6,998)	(7,881)
Net interest income after provision for loan losses	20,110	26,400	27,575
Non-interest income:
Fees and service charges	3,316	3,458	3,513
Loan servicing fees	1,046	1,058	1,029
Gain on sales of loans	1,964	1,828	2,102
Gain on acquisition	289	0	0
Other	1,038	940	668
Total non-interest income	7,653	7,284	7,312
Non-interest expense:
Compensation and benefits	13,733	13,332	12,680
Losses (gains) on real estate owned	218	(1,194)	(830)
Occupancy	3,722	3,691	3,338
Deposit insurance	375	435	868
Data processing	1,020	1,011	1,289
Other	4,128	4,128	5,278
Total non-interest expense	23,196	21,403	22,623
Income before income tax expense	4,567	12,281	12,264
Income tax expense (benefit)	1,611	4,902	(14,406)
Net income	2,956	7,379	26,670
Preferred stock dividends	(108)	(1,710)	(2,068)
Net income available to common shareholders	2,848	5,669	24,602
Other comprehensive income (loss), net of tax	204	256	(625)
Comprehensive income available to common shareholders	$ 3,052	$ 5,925	$ 23,977
Basic earnings per common share (in Dollars per share)	$ 0.69	$ 1.40	$ 6.15
Diluted earnings per common share (in Dollars per share)	$ 0.61	$ 1.23	$ 5.71